Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Schedule of components and movements in intangible assets

			Development
	Licenses	Patents	costs	Total
	$	$	$	$
Cost
Balance at December 31, 2018	8,409,051	375,329	244,871	9,029,251
Additions	—	197,157	—	197,157
Write-off	(8,409,051)	—	—	(8,409,051)
Balance at December 31, 2019	—	572,486	244,871	817,357
Additions	—	305,420	—	305,420
Write-Off	—	(109,514)	—	(109,514)
Balance at December 31, 2020	—	768,392	244,871	1,013,263

Accumulated amortization
Balance at December 31, 2018	8,409,051	43,818	16,508	8,469,377
Amortization	—	3,625	16,508	20,133
Write-off	(8,409,051)	—	—	(8,409,051)
Balance at December 31, 2019	—	47,443	33,016	80,459
Amortization	—	10,682	16,508	27,190
Balance at December 31, 2020	—	58,125	49,524	107,649

Carrying amounts
Balance at December 31, 2019	—	525,043	211,855	736,898
Balance at December 31, 2020	—	710,267	195,347	905,614